TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables
Schedule of trade receivables

		Consolidated
	12/31/2022	12/31/2021
Trade receivables
Third parties
Domestic market	1,636,804	1,218,179
Foreign market	1,720,056	1,472,190
	3,356,860	2,690,369
Estimated losses on doubtful debts	(232,830)	(236,927)
	3,124,030	2,453,442
Related parties (note 22 b)	109,134	144,396
	3,233,164	2,597,838

Schedule of gross trade receivables from third parties

		Consolidated
	12/31/2022	12/31/2021
Current	2,934,057	2,255,200
Past-due up to 30 days	163,959	164,019
Past-due up to 180 days	54,452	67,822
Past-due over 180 days	204,392	203,328
	3,356,860	2,690,369

Schedule of allowance for doubtful debts

		Consolidated
	12/31/2022	12/31/2021
Opening balance	(236,927)	(228,348)
(Loss)/Reversal estimated	(87)	1,755
Recovery and write-offs of receivables	13,197	6,287
Consolidation in the acquisition of companies	(9,013)	(16,621)
Closing balance	(232,830)	(236,927)